Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 16: SUBSEQUENT EVENTS
On January 22, 2016, the Board of Directors authorized its quarterly cash distribution for the three month period ended December 31, 2015 of $0.4225 per unit. The distribution was paid on February 12, 2016 to all holders of record of common, subordinated, subordinated Series A units and general partner units on February 9, 2016. The aggregate amount of the declared distribution was $8,742.